Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States GAAP as found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU") of the Financial Accounting Standards Board ("FASB").

Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company's management evaluates its estimates, which include, but are not limited to, estimates related to inventory write-offs, clinical study accruals, stock-based compensation expense, and amounts of expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions.

Principles of consolidation
Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: TK Pharma, Inc., a Massachusetts Securities Corporation, Flex Innovation Group LLC, a Delaware limited liability company which contains the Company's consumer-related operations, and Falcon Acquisition Sub, LLC, a Delaware limited liability company established for purposes of the merger. All significant intercompany balances and transactions have been eliminated in consolidation.

Concentrations of risk, Concentrations of credit risk and off-balance sheet risk
Concentration of risk

The Company outsources the manufacture of HOTSHOT to a single co-packer that produces bottled finished goods. The Company also sources certain raw materials from sole suppliers. A disruption in the supply of materials or the production of finished goods could significantly impact the Company's revenues in the future as alternative sources of raw materials and co-packing may not be available at commercially reasonable rates or within a reasonably short period of time.

In addition, the inventory of HOTSHOT is concentrated in one warehouse location. Any significant disruption to the operation of the warehouse location for any reason, such as a power failure, equipment breakdown, workforce disruption, or natural or similar disasters, could materially adversely affect the Company's product distribution and sales.
Concentrations of credit risk and off-balance sheet risk
Cash and cash equivalents are financial instruments that potentially subject the Company to concentrations of credit risk. The Company held no marketable securities as of December 31, 2018. The Company's cash and cash equivalents are held in accounts at financial institutions that management believes are creditworthy. The Company has not experienced any credit losses in such accounts and does not believe it is exposed to any significant credit risk on these funds. The Company has no financial instruments with off-balance sheet risk of loss.

Segment information
Segment information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and assess performance. The Company and the Company's chief operating decision maker, the Company's Chief Executive Officer, and management, view the Company's operations and manage its business as two operating segments, Drug Development and Consumer Operations (see Note 16). The Company operates in one geographic segment, the United States.

Revenue
Revenue
Revenue is comprised of net product revenue and other revenue. Net product revenue includes sales of HOTSHOT bottled finished goods to e-commerce customers, specialty retailers and sports teams, including professional and collegiate teams. Other revenue consists of payments made by customers for expedited shipping and handling. On January 1, 2018, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers ("ASC 606"), using the modified retrospective method applied to contracts not yet completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and are reported in accordance with the Company's historical accounting under ASC Topic 605, Revenue Recognition ("ASC 605").
Under ASC 605 and through December 31, 2017, revenue was recognized when persuasive evidence of an arrangement existed, delivery of the product occurred, the sales price was fixed or determinable and collectability was reasonably assured. The Company generally provided refunds to e-commerce customers, upon request, within 30 days of delivery. As the Company did not have adequate history to accurately estimate refunds, all e-commerce sales, and their related costs, were deferred and revenue was recognized once the refund period lapsed. This deferral represents total deferred revenue presented on the Company's consolidated balance sheet at December 31, 2017. For specialty retailers and sports teams, the Company did not offer a right of return or refund and revenue was recognized at the time products were delivered to customers. Discounts provided to customers were accounted for as a reduction of product revenue.
Upon the adoption of ASC 606 on January 1, 2018, revenue is recognized when control of the promised goods is transferred to the customer, upon delivery to the customer, in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those goods.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts
Accounts receivable are stated at their carrying values, net of any allowances for doubtful accounts. Accounts receivable consist primarily of amounts due from specialty retailers and sports teams, for which collectability is reasonably assured. Receivables are evaluated for collectability on a regular basis and an allowance for doubtful accounts is recorded, if necessary.

Cost of product revenue
Cost of product revenue
Cost of product revenue includes the cost of raw materials utilized to produce HOTSHOT, co-packing fees, repacking fees, in-bound freight charges and warehouse and transportation costs incurred to bring HOTSHOT finished goods to salable condition. All other costs incurred after this condition is met are considered selling costs and included in selling, general and administrative expenses. Cost of product revenue also includes write-offs for inventory that has become obsolete, has a cost basis in excess of its estimated realizable value, or exceeds projected sales, as well as depreciation expense related to manufacturing equipment purchased to support production and royalty amounts payable to certain of the Company's founders on HOTSHOT sales.

Inventory
Inventory
The Company launched HOTSHOT in the second quarter of 2016 and began capitalizing inventory costs associated with HOTSHOT in the first quarter of 2016, when it was determined that the inventory costs had probable future economic benefit. Inventory is stated at the lower of cost or estimated net realizable value, on a first-in, first-out ("FIFO") basis.
The Company outsources the manufacture of HOTSHOT to a co-packer. Inventory at December 31, 2018 includes raw materials available for future production runs, as well as finished goods.
The Company periodically analyzes its inventory levels and writes down inventory that has become obsolete, has a cost basis in excess of its estimated realizable value, or exceeds projected sales. Estimates of excess inventory consider factors such as inventory levels, production requirements, projected sales and the estimated shelf-lives of inventory components. Inventory write-offs are recorded as a component of cost of product revenue.

Advertising expense	Advertising expense Advertising expense consists of media and production costs related to print and digital advertising. All advertising is expensed as incurred.
Shipping and handling costs
Shipping and handling costs
Shipping and handling costs related to the movement of inventory to the Company's co-packer and from the co-packer to the Company's third-party warehousing and fulfillment partners is capitalized as inventory and expensed as a cost of product revenue when revenue is recognized. Shipping and handling costs to move finished goods from the Company's warehousing and third-party fulfillment partners to customer locations are included in selling, general and administrative expense in the consolidated statement of operations

Restructuring-related costs
Restructuring-related costs

The Company records employee termination costs in accordance with ASC Topic 712, Compensation - Nonretirement and Postemployment Benefits ("ASC 712"), if the termination benefits are paid as part of an ongoing benefit arrangement, which includes benefits provided as part of the Company's established severance policy or as part of an executive employment agreement. The Company accrues employee termination costs associated with an on-going benefit arrangement if the obligation is attributable to prior services rendered, the rights to the benefits have vested, the payment is probable, and the Company can reasonably estimate the liability. The Company accounts for employee termination benefits that represent a one-time benefit in accordance with ASC Topic 420, Exit or Disposal Cost Obligations ("ASC 420"). Upon communication of the termination to the employee, the Company expenses these costs over the employee’s future service period, if any.

Restructuring-related costs are recorded within research and development expenses and selling, general and administrative expenses on the Company's consolidated statement of operations. Liabilities associated with the Company's restructuring activities are recorded as a component of accrued expenses and other current liabilities on its consolidated balance sheet.

Property and equipment
Property and equipment
Property and equipment are stated at cost, less accumulated depreciation. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred, while costs of major additions and betterments are capitalized. Upon disposal, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Depreciation is recorded, once assets are placed in service, using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Asset type	Estimated useful life
Computers and computer equipment	3 years
Laboratory equipment	3 years
Manufacturing equipment	3 years
Website development costs	1-2 years

Impairment of long-lived assets
Impairment of long-lived assets
The Company evaluates long-lived assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparing the book values of the assets to the expected future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value.

Research and development expense
Research and development expense
Research and development costs are charged to expense as incurred in performing research and development activities. The costs include employee compensation costs, clinical study costs, external consultant costs, regulatory costs and facilities and overhead costs. Facilities and overhead costs have primarily included the allocation of insurance, rent, utility and office-related expenses attributable to research and development personnel. The Company records payments made to outside vendors in advance of services performed or goods being delivered for use in research and development activities as prepaid expenses, which are expensed as services are performed or goods are delivered.

Stock-based compensation expense
Stock-based compensation expense
The Company accounts for its stock-based compensation awards to employees and directors in accordance with FASB ASC Topic 718, Compensation-Stock Compensation ("ASC 718"). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized in the statement of operations based on their grant date fair values. Compensation expense related to awards to employees with service conditions is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term. Compensation expense related to awards to employees with performance conditions is recognized based on grant date fair value over the remaining service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the relative satisfaction of the performance conditions as of the reporting date.
In July 2018, the Company adopted ASU 2018-07, Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. Prior to the adoption of ASU 2018-07, the Company accounted for stock-based compensation arrangements with non-employees based upon the fair value of the consideration received or the equity instruments issued, whichever is more reliably measurable, in accordance with the provisions of FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees. The measurement date for non-employee awards were generally the date performance of services required from the non-employee is complete, resulting in periodic adjustments to stock-based compensation expense during the vesting period for changes in the fair value of the awards. Stock-based compensation costs for non-employee service awards were recognized as services were provided, which was generally the vesting period, on a straight-line basis. The unvested portion of the awards was subject to re-measurement over the vesting period. Following the adoption of ASU 2018-07, the Company accounts for stock granted to non-employees in accordance with ASC 718 in the same manner as employee awards described above. The adoption did not have a material impact on the condensed consolidated financial statements and therefore a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year was not required.
The Company estimates the fair value of its stock options using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including (a) the expected stock price volatility, (b) the expected term of the award, (c) the risk-free interest rate, (d) expected dividends and (e) the estimated fair value of the Company's common stock on the measurement date. Due to the lack of significant trading history for the Company's common stock, it has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting the public companies on which it has based its expected stock price volatility, the Company selected companies with comparable characteristics, including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected term of the stock-based awards. The Company computes historical volatility data using the volatility for the selected companies' shares during the equivalent period of the calculated expected term of the stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available. Due to the lack of Company specific historical option activity, the Company has estimated the expected term of its employee stock options using the "simplified" method, whereby, the expected term equals the arithmetic average of the vesting term and the original contractual term of the option. The expected term for non-employee awards is the remaining contractual term of the option. The risk-free interest rates are based on the U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The Company has never paid and does not expect to pay dividends in the foreseeable future.
The Company does not apply a forfeiture rate to stock-based compensation expense and accounts for forfeitures as they occur.

Income taxes
Income taxes
Income taxes are recorded in accordance with FASB ASC Topic 740, Income Taxes ("ASC 740"), which provides for deferred taxes using an asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. The Company has evaluated available evidence and concluded that the Company may not realize the benefit of its deferred tax assets; therefore, a valuation allowance has been established for the full amount of the deferred tax assets.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2018 and December 31, 2017, the Company did not have any significant uncertain tax positions. The Company's practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

Net loss per share attributable to common stockholders
Net loss per share attributable to common stockholders
Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and dilutive common stock equivalents outstanding for the period, determined using the treasury stock method and the if-converted method, for convertible securities, if inclusion of these is dilutive.
For years ended December 31, 2018, December 31, 2017 and December 31, 2016, the Company has excluded the effects of all potentially dilutive shares from the weighted-average number of common shares outstanding as their inclusion in the computation for each period would be anti-dilutive due to the net loss per share incurred by the Company.

Comprehensive loss
Comprehensive loss
Comprehensive loss is the change in equity of a company during a period from transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss includes net loss and the change in accumulated other comprehensive loss for the period.

Recent accounting pronouncements
Recent accounting pronouncements
In May 2014, the FASB issued ASC 606 which supersedes the revenue recognition requirements in ASC 605 and requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Company adopted ASC 606 as of January 1, 2018 using the modified retrospective transition method. See Note 3 for further details.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) ("ASU 2016-02"). The ASU requires lessees to recognize the assets and liabilities on their balance sheet for the rights and obligations created by most leases and continue to recognize expenses on their income statements over the lease term. It will also require disclosures designed to give financial statement users information on the amount, timing and uncertainty of cash flows arising from leases. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases. This ASU is intended to clarify, or correct unintended application of the guidance outlined in ASU No. 2016-02. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. This ASU is intended to address comparative reporting requirements for initial adoption. The guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those years. Based on the Company's evaluation of the effect of this standard, the Company does not expect the adoption of this guidance to have a material effect on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows with the objective of reducing the existing diversity in practice related to eight specific cash flow issues. The Company retrospectively adopted ASU No. 2016 in the first quarter of 2018, retrospectively, which did not impact the Company's condensed consolidated financial statements or disclosures.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (“ASU 2016-18”). ASU 2016-18 requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities are no longer required to present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. The Company adopted ASU No. 2016-18 in the first quarter of 2018, retrospectively, resulting in a change to the presentation of restricted cash on the condensed consolidated statement of cash flows.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of such amounts in the condensed consolidated statements of cash flows:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	$9,829,624	$19,186,036
Restricted cash	126,595	126,595
Cash, cash equivalents and restricted cash shown on the condensed consolidated statement of cash flows	$9,956,219	$19,312,631

In May 2017, the FASB issued ASU No. 2017-09, Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”), to provide clarity and reduce diversity in practice, cost and complexity when applying the guidance of Topic 718. The guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted, and the guidance should be applied prospectively. The Company adopted ASU 2017-09 in the first quarter of 2018, which did not impact the Company's condensed consolidated financial statements or disclosures.

In June 2018, the FASB issued ASU 2018-07. This ASU is intended to simplify aspects of share-based compensation issued to non-employees by making the guidance consistent with the accounting for employee share-based compensation. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that year. Early adoption is permitted, but not before an entity has adopted ASC 606, and the guidance should be applied using a modified retrospective transition approach. The Company early adopted ASU 2018-07 on July 1, 2018 and revalued its unvested nonemployee awards as of the July 1, 2018 adoption date. The adoption did not have a material impact on the condensed consolidated financial statements and therefore a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year was not required.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). This ASU modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The guidance is effective for annual reporting periods beginning after December 15, 2019, and interim periods within those years. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2018-13 on its consolidated financial statements and disclosures.

The Company believes that the impact of other recently issued standards that are not yet effective will not have a material effect on its consolidated financial position or results of operations upon adoption.

Subsequent events
Subsequent events
The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the consolidated financial statements for potential recognition or disclosure in the consolidated financial statements. Subsequent events have been evaluated through the date these consolidated financial statements were issued for potential recognition or disclosure in the consolidated financial statements

Fair value measurements
The Company records cash equivalents and marketable securities at fair value. ASC Topic 820, Fair Value Measurements and Disclosures established a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). The hierarchy consists of three levels:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3 – Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.